Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure

Policies and Practices for Granting Equity Awards

The Compensation Committee has the responsibility for developing and maintaining an executive compensation policy including the granting of equity awards, consisting of stock appreciation rights, stock options, restricted stock units, restricted stock awards and similar instruments. The Board monitors the results of such policies. The Compensation Committee does not have a set policy regarding the timing of the approval and grant of equity awards; however, the Company does not grant and has not granted equity awards in anticipation of the release of material nonpublic information, nor timed the release of material nonpublic information based on grant dates of such instruments for the purpose of affecting the value of executive compensation.

During the year ended December 31, 2024, (i) none of our NEOs were awarded stock options with an effective grant date during any period beginning four business days before the filing or furnishing of a Form 10-Q, Form 10-K or Form 8-K that disclosed material nonpublic information, and ending on business day after the filing or furnishing of such reports, and (ii) we did not time the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation.

Award Timing Method	The Compensation Committee has the responsibility for developing and maintaining an executive compensation policy including the granting of equity awards, consisting of stock appreciation rights, stock options, restricted stock units, restricted stock awards and similar instruments. The Board monitors the results of such policies. The Compensation Committee does not have a set policy regarding the timing of the approval and grant of equity awards; however, the Company does not grant and has not granted equity awards in anticipation of the release of material nonpublic information, nor timed the release of material nonpublic information based on grant dates of such instruments for the purpose of affecting the value of executive compensation.
Award Timing Predetermined	false
Award Timing MNPI Considered	false
MNPI Disclosure Timed for Compensation Value	false